Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 253,918	$ 376,999
Trade and other receivables	221,899	240,432
Inventories	88,345	86,264
Income tax credit	28,046	15,456
Prepaid expenses	19,333	20,394
Hedge derivative financial instruments	8,839	0
Total current assets	620,380	739,545
Non-current assets
Trade and other receivables	673,627	635,832
Inventories	0	12,802
Investments in associates and joint venture	1,520,977	1,422,295
Property, plant, equipment and development cost	1,535,195	1,537,870
Deferred income tax asset	106,170	164,351
Prepaid expenses	23,033	23,920
Other non-financial assets	23,845	25,196
Total non-current assets	3,882,847	3,822,266
Total assets	4,503,227	4,561,811
Current liabilities
Bank loans	0	50,000
Trade and other payables	247,989	259,641
Provisions	94,171	81,039
Income tax payable	2,366	3,026
Financial obligations	35,071	179,417
Hedge derivative financial instruments	0	6,976
Current liabilities other than liabilities included in disposal groups classified as held for sale	379,597	580,099
Liability directly associated with the held for sale assets	0	264,838
Total current liabilities	379,597	844,937
Non-current liabilities
Provisions	204,347	232,288
Trade and other payables	3,553	3,037
Financial obligations	703,463	878,558
Contingent consideration liability	16,905	17,718
Deferred income tax liabilities	32,421	46,742
Total non-current liabilities	960,689	1,178,343
Total liabilities	1,340,286	2,023,280
Equity, net
Capital stock	750,497	750,497
Investment shares	791	791
Additional paid-in capital	218,450	218,450
Legal reserve	163,270	163,270
Other reserves	31,897	269
Other reserves of equity	2,184	(4,477)
Retained earnings	1,841,761	1,239,526
Shareholders' equity attributable to owners of the parent	3,008,850	2,368,326
Non-controlling interest	154,091	170,205
Total equity	3,162,941	2,538,531
Total liabilities and equity	4,503,227	4,561,811
Sociedad Minera Cerro Verde S.A.A
Current assets
Cash and cash equivalents	553,764	937,680
Trade accounts receivable, net	99	137
Trade and other receivables	7,586	5,793
Trade accounts receivable - Related parties	694,328	598,873
Other non-financial assets	33,014	36,848
Inventories	650,211	567,211
Prepaid expenses	7,760	10,640
Total current assets	1,946,762	2,157,182
Non-current assets
Inventories	287,218	323,828
Property, plant, equipment and development cost	5,387,377	5,371,534
Intangible assets, net	11,463	13,805
Other non-financial assets	351,901	257,698
Prepaid expenses	9,142	517
Total non-current assets	6,047,101	5,967,382
Total assets	7,993,863	8,124,564
Current liabilities
Income tax payable	60,187	464,868
Provisions and contingent liabilities	3,984	12,717
Trade accounts payable	319,383	234,917
Accounts payable - Related parties	3,174	3,426
Benefits to employees	109,670	130,620
Other accounts payable	60,632	73,235
Other financial liabilities	7,028	332,312
Total current liabilities	564,058	1,252,095
Non-current liabilities
Other financial liabilities	56,097	62,503
Trade account payable	1,017	638
Benefits to employees	6,512	6,258
Income tax payable	4,595	17,291
Provisions and contingent liabilities	219,366	231,451
Deferred income tax liabilities	490,791	427,322
Total non-current liabilities	778,378	745,463
Total liabilities	1,342,436	1,997,558
Equity, net
Capital stock	990,659	990,659
Other reserves	198,132	198,132
Other equity contributions	10,807	11,739
Retained earnings	5,451,829	4,926,476
Total equity	6,651,427	6,127,006
Total liabilities and equity	$ 7,993,863	$ 8,124,564